Capital and Financing Transactions - Additional Information (Detail) shares in Millions, $ in Millions, $ in Millions				6 Months Ended
	May 27, 2025 shares	May 01, 2025 USD ($)	Jan. 31, 2025 USD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2024 CAD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Issue of equity				$ 1,532	$ 1,960
Subordinated Debentures Redemption [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate		4.90%
Redemption Date		Jun. 04, 2025
Subordinated Indebtedness Carrying Value		$ 1,250
Redemption Amount as a Percentage Of Principal		100.00%
Cancellation of common shares | shares	20
Fixed interest rate [member] | April Twenty Seven Two Thousand Thirty [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest Rate Payable			7.35%
U.S Treasury Rate plus [Member] | April Twenty Seven Two Thousand Eighty Five [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest Rate Payable			2.903%
Series 6 NVCC and LRCN [Member] | April Twenty Seven Two Thousand Eighty Five [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest Rate Payable			7.35%
Issue of equity			$ 1,000
Additional Tier 1 Capital [Member] | Scotiabank LRCN Trust [Member] | Fixed interest rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest Rate Payable			7.35%
Issue of equity			$ 1,000